CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013
Current assets:
Cash and cash equivalents	$ 1,190
Accounts receivable	1,078
Inventories	67,995
Prepaid expenses and other current assets	5,311
Total current assets	75,574
Property and equipment, net	10,736
Goodwill	78,033
Intangible assets, net	58,017
Other assets	1,922
Total assets	224,282
Current liabilities:
Line of credit	18,910
Accounts payable	22,488
Accrued expenses and other current liabilities	14,722
Current portion of notes payable	2,000
Total current liabilities	58,120
Deferred taxes	19,538
Long-term portion of notes payable	17,000
Related party notes payable	50,500
Other liabilities	1,500
Total liabilities	146,658
Commitments and contingencies (see Note 10)
Stockholders' equity:
Common stock, $0.0001 par value; March 29, 2014 and March 30, 2013 - 100,000,000 shares authorized, 18,929,350 shares issued and outstanding	2
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, no shares issued or outstanding
Additional paid-in capital	77,543
Retained earnings (accumulated deficit)	(3,725)
Total Boot Barn Holdings, Inc. stockholders' equity	73,820
Non-controlling interest	3,804
Total stockholders' equity	77,624
Total liabilities and stockholders' equity	$ 224,282